Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cardmember receivables, gross	$ 42,766	$ 40,890
Cardmember loans	65,229	62,621
Other assets	11,418	12,655
Long-term debt	58,973	59,570
Cash and cash equivalents
Securities purchased under resale agreements	58	470
Accounts receivable
Cardmember receivables, reserves	428	438
Other receivables, reserves	86	102
Loans
Cardmember loans, reserves	1,471	1,874
Other loans, reserves	20	18
Premises and equipment, accumulated depreciation	5,429	4,747
Restricted cash	568	584
Common shares, par value	$ 0.20	$ 0.20
Common shares, authorized	3,600,000,000	3,600,000,000
Common shares, issued	1,105,000,000	1,164,000,000
Common shares, outstanding	1,105,000,000	1,164,000,000
Accumulated other comprehensive (loss) income
Net unrealized securities gains, tax	175	168
Net unrealized derivatives losses, tax	0	(1)
Foreign currency translation adjustments, tax	(611)	(459)
Net unrealized pension and other postretirement benefit costs, tax	(233)	(233)
Variable Interest Enterprise [Member]
Cardmember receivables, gross	8,012	8,027
Cardmember loans	32,731	33,834
Long-term debt	19,277	20,856
Loans
Restricted cash	$ 76	$ 207